Pay vs Performance Disclosure	3 Months Ended	12 Months Ended
	Apr. 13, 2022	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following disclosure regarding executive compensation for our principal executive officers (“PEOs”) and our other named executive officers (“Non-PEO NEOs”) and company performance for the fiscal years listed below. Our compensation committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown. The amounts shown for “Compensation Actually Paid” (“CAP”) have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by our named executive officers for any of the periods listed. These amounts reflect Summary Compensation Table (“SCT”) compensation with certain adjustments as described in the following table and footnotes.

The following table shows the total compensation for our NEOs for the past three fiscal years as set forth in the SCT in this proxy statement and the prior year’s proxy statement, the CAP to our PEO and on an average basis, our other NEOs (in each case, as determined under SEC rules), our TSR, our peer group TSR consisting of the S&P Aerospace & Defense Index, our net loss, and our Company-Selected Measure, relative TSR percentile against the S&P 600 Index, which is the peer group used to determine performance for our NEOs’ PSU grants.

The majority of our NEOs’ target annual total compensation is variable in nature and “at-risk” and linked to our performance towards achieving key goals set by our compensation committee that are aligned with our stockholders’ interests. Our CEO and average Non-PEO NEO CAP for 2024 was higher than the amount reflected in our SCT, reflecting an increase in our TSR.

							Value of Initial Fixed $100 Investment Based on:
Year (1)	SCT Total for PEO 1 ($)	CAP to PEO 1 ($)(2)	SCT Total for PEO 2 ($)	CAP to PEO 2 ($)(2)	Average SCT Total for non-PEO NEOs ($)	Average Compensation Actually Paid to non-PEO NEOs ($)(2)	TSR $)(3)	Peer Group TSR ($)(4)	Net Loss ($ millions )(5)	Relative TSR Percentile (%)(6)
2024	17,763,000	78,229,739	-	-	1,905,415	4,386,896	161.42	148.05	(537)	91
2023	1,003,750	27,950,070	-	-	3,627,746	11,188,491	101.66	118.20	(458)	99
2022	1,200,000	(45,146,083)	4,846,372	(46,473,291)	4,426,452	1,965,114	30.96	95.20	(317)	12
(1) Adam Goldstein served as our Chief Executive Officer (PEO 1) for the entirety of the applicable years. Brett Adcock served as our co-Chief Executive Officer (PEO 2) for a portion of 2022. Our non-PEO NEOs were Mark Mesler and Tosha Perkins for 2022, Tom Muniz and Andy Missan for 2023, and Mark Mesler, Priya Gupta, Eric Lentell, Tom Muniz and Tosha Perkins for 2024.

(2) Compensation Actually Paid reflects the exclusions and inclusions of certain amounts from the total compensation amount reported in the SCT for the PEOs and the Non-PEO NEOs as required by Item 402(v) of Regulation S-K, as set forth in the tables below. In making each of these adjustments, the “value” of an option or stock award is the fair value of the award on the applicable date determined in accordance with FASB ASC Topic 718 using the valuation assumptions we then used to calculate the fair value of our equity awards. For more information on the valuation of our equity awards, please see the notes to our financial statements that appear in our applicable Annual Report on Form 10-K and the footnotes to the SCT that appear in our applicable definitive proxy statement.

	PEO 1
	2024 ($)	2023 ($)	2022 ($)
SCT Total	17,763,000	1,003,750	1,200,000
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(16,487,500)	-	-
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	17,852,500	-	-
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	50,315,432	25,605,759	(44,531,306)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	-	-	-
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	8,786,307	1,340,561	(1,814,777)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	-	-	-
Compensation Actually Paid	78,229,739	27,950,070	(45,146,083)
	PEO 2
	2024 ($)	2023 ($)	2022 ($)
SCT Total	-	-	4,846,372
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	-	-	-
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	-	-	-
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	-	-	(48,722,460)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	-	-	-
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	-	-	(2,597,203)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	-	-	-
Compensation Actually Paid	-	-	(46,473,291)
		Non-PEO NEOs (average)
	2024 ($)	2023 ($)	2022 ($)
SCT Total	1,905,415	3,627,746	4,426,452
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(1,155,588)	(3,400,000)	(3,707,912)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	2,332,535	7,963,942	1,724,824
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	2,122,257	2,058,096	(364,875)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	104,437	171,606	-
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(922,160)	767,101	(113,375)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	-	-	-
Compensation Actually Paid	4,386,896	11,188,491	1,965,114
(3) Archer’s TSR was determined based on the value of an initial fixed investment of $100, as of December 31, 2021, including the reinvestment of any dividends.
(4) The peer group used in this table is the S&P Aerospace & Defense Select Index, which is the same peer group that we use for purposes of the stock performance graph contained in our Annual Report on Form 10-K for the year ended December 31, 2024.

(5) Represents the Company’s net loss reflected in the Company’s audited financial statements.
(6) Our Company-Selected Measure is Relative TSR consistent with the peer group used in the PSU metric under our annual Long-Term Incentive Program. For illustrative purposes, calculations within this column are based on 1-year measurements (as opposed to the 1-, 2-, and 3-year relative TSR performance period regarding the Company’s PSUs). For purposes of Relative TSR, the peer group used in the PSU metric under our annual Long-Term Incentive Program consists of: (i) the S&P 600 Index.

Company Selected Measure Name		Relative TSR
Named Executive Officers, Footnote [Text Block]
(1) Adam Goldstein served as our Chief Executive Officer (PEO 1) for the entirety of the applicable years. Brett Adcock served as our co-Chief Executive Officer (PEO 2) for a portion of 2022. Our non-PEO NEOs were Mark Mesler and Tosha Perkins for 2022, Tom Muniz and Andy Missan for 2023, and Mark Mesler, Priya Gupta, Eric Lentell, Tom Muniz and Tosha Perkins for 2024.

Peer Group Issuers, Footnote [Text Block]
(4) The peer group used in this table is the S&P Aerospace & Defense Select Index, which is the same peer group that we use for purposes of the stock performance graph contained in our Annual Report on Form 10-K for the year ended December 31, 2024.

Adjustment To PEO Compensation, Footnote [Text Block]
(2) Compensation Actually Paid reflects the exclusions and inclusions of certain amounts from the total compensation amount reported in the SCT for the PEOs and the Non-PEO NEOs as required by Item 402(v) of Regulation S-K, as set forth in the tables below. In making each of these adjustments, the “value” of an option or stock award is the fair value of the award on the applicable date determined in accordance with FASB ASC Topic 718 using the valuation assumptions we then used to calculate the fair value of our equity awards. For more information on the valuation of our equity awards, please see the notes to our financial statements that appear in our applicable Annual Report on Form 10-K and the footnotes to the SCT that appear in our applicable definitive proxy statement.

	PEO 1
	2024 ($)	2023 ($)	2022 ($)
SCT Total	17,763,000	1,003,750	1,200,000
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(16,487,500)	-	-
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	17,852,500	-	-
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	50,315,432	25,605,759	(44,531,306)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	-	-	-
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	8,786,307	1,340,561	(1,814,777)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	-	-	-
Compensation Actually Paid	78,229,739	27,950,070	(45,146,083)
	PEO 2
	2024 ($)	2023 ($)	2022 ($)
SCT Total	-	-	4,846,372
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	-	-	-
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	-	-	-
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	-	-	(48,722,460)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	-	-	-
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	-	-	(2,597,203)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	-	-	-
Compensation Actually Paid	-	-	(46,473,291)
		Non-PEO NEOs (average)
	2024 ($)	2023 ($)	2022 ($)
SCT Total	1,905,415	3,627,746	4,426,452
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(1,155,588)	(3,400,000)	(3,707,912)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	2,332,535	7,963,942	1,724,824
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	2,122,257	2,058,096	(364,875)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	104,437	171,606	-
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(922,160)	767,101	(113,375)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	-	-	-
Compensation Actually Paid	4,386,896	11,188,491	1,965,114

Non-PEO NEO Average Total Compensation Amount		$ 1,905,415	$ 3,627,746	$ 4,426,452
Non-PEO NEO Average Compensation Actually Paid Amount		$ 4,386,896	11,188,491	1,965,114
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2) Compensation Actually Paid reflects the exclusions and inclusions of certain amounts from the total compensation amount reported in the SCT for the PEOs and the Non-PEO NEOs as required by Item 402(v) of Regulation S-K, as set forth in the tables below. In making each of these adjustments, the “value” of an option or stock award is the fair value of the award on the applicable date determined in accordance with FASB ASC Topic 718 using the valuation assumptions we then used to calculate the fair value of our equity awards. For more information on the valuation of our equity awards, please see the notes to our financial statements that appear in our applicable Annual Report on Form 10-K and the footnotes to the SCT that appear in our applicable definitive proxy statement.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The chart below compares the compensation actually paid to the PEOs, the average of compensation actually paid to our remaining NEOs and the TSR performance of our stock price and the TSR performance of the disclosed peer group, the S&P Aerospace & Defense Select Industry Index. Changes in compensation actually paid is generally proportional to changes in our Class A common stock price since changes in the fair value of the NEOs’ equity awards are directly impacted by our stock price. Our stock price during the covered period has fluctuated significantly, much of which was driven by factors external to our business. Since equity awards comprise a significant portion of the total compensation of our NEOs, compensation actually paid inherently fluctuates with our TSR.

Compensation Actually Paid vs. Net Income [Text Block]
The chart below sets forth the relationship between compensation actually paid to the PEOs, the average of compensation actually paid to our non-PEO NEOs and our net loss during the three most recently completed fiscal years. We do not use net loss as a performance measure in our overall executive compensation program. The compensation actually paid to our NEOs is not aligned with our net loss, as shown below, primarily due to the significant portion of compensation actually paid to NEOs is equity awards, a result of which is much greater sensitivity of compensation actually paid to our Class A common stock price.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Annual Relative Total Shareholder Percentile
The chart below sets forth the relationship between compensation actually paid to the PEOs, the average of compensation actually paid to our non-PEO NEOs and our annual relative TSR. Since our PSUs are based on relative TSR, relative TSR percentile directly impacts the fair value of outstanding PSU grants to the NEOs. Higher relative TSR percentile increases the fair value of the outstanding PSUs and conversely lower relative TSR percentile decreases the fair value of outstanding PSUs.

Total Shareholder Return Vs Peer Group
The chart below compares the compensation actually paid to the PEOs, the average of compensation actually paid to our remaining NEOs and the TSR performance of our stock price and the TSR performance of the disclosed peer group, the S&P Aerospace & Defense Select Industry Index. Changes in compensation actually paid is generally proportional to changes in our Class A common stock price since changes in the fair value of the NEOs’ equity awards are directly impacted by our stock price. Our stock price during the covered period has fluctuated significantly, much of which was driven by factors external to our business. Since equity awards comprise a significant portion of the total compensation of our NEOs, compensation actually paid inherently fluctuates with our TSR.

Tabular List, Table
In 2024, the compensation actually paid to our NEOs is linked to Company performance through our 2024 Annual Bonus Plan and Long-Term Incentive Program, which are described in more detail in the CD&A. We do not currently use any financial performance measures to link executive compensation actually paid to Company performance. However, the most important performance measures used by the Company for NEOs’ 2024 compensation decisions are listed below.

-	Goals related to advancing manufacturing objectives
-	Goals related to advancing flight test program
-	Goals related to advancing FAA certification
-	Goals related to advancing commercialization objectives
-	Annual cash burn relative to board-approved budget
-	Relative TSR compared to the S&P 600 Index

Total Shareholder Return Amount		$ 161.42	101.66	30.96
Peer Group Total Shareholder Return Amount		148.05	118.2	95.2
Net Loss		$ (537,000,000)	$ (458,000,000)	$ (317,000,000)
Company Selected Measure Amount		0.91	0.99	0.12
PEO Name	Brett Adcock	Adam Goldstein	Adam Goldstein	Adam Goldstein
Measure:: 1
Pay vs Performance Disclosure [Table]
Measure Name		Goals related to advancing manufacturing objectives
Measure:: 2
Pay vs Performance Disclosure [Table]
Measure Name		Goals related to advancing flight test program
Measure:: 3
Pay vs Performance Disclosure [Table]
Measure Name		Goals related to advancing FAA certification
Measure:: 4
Pay vs Performance Disclosure [Table]
Measure Name		Goals related to advancing commercialization objectives
Measure:: 5
Pay vs Performance Disclosure [Table]
Measure Name		Annual cash burn relative to board-approved budget
Measure:: 6
Pay vs Performance Disclosure [Table]
Measure Name		Relative TSR compared to the S&P 600 Index
Adam Goldstein [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		$ 17,763,000	$ 1,003,750	$ 1,200,000
PEO Actually Paid Compensation Amount		78,229,739	27,950,070	(45,146,083)
Brett Adcock [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		0	0	4,846,372
PEO Actually Paid Compensation Amount		0	0	(46,473,291)
PEO [Member] | Adam Goldstein [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(16,487,500)	0	0
PEO [Member] | Adam Goldstein [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		17,852,500	0	0
PEO [Member] | Adam Goldstein [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		50,315,432	25,605,759	(44,531,306)
PEO [Member] | Adam Goldstein [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
PEO [Member] | Adam Goldstein [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		8,786,307	1,340,561	(1,814,777)
PEO [Member] | Adam Goldstein [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
PEO [Member] | Brett Adcock [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
PEO [Member] | Brett Adcock [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
PEO [Member] | Brett Adcock [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	(48,722,460)
PEO [Member] | Brett Adcock [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
PEO [Member] | Brett Adcock [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	(2,597,203)
PEO [Member] | Brett Adcock [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
Non-PEO NEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,155,588)	(3,400,000)	(3,707,912)
Non-PEO NEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,332,535	7,963,942	1,724,824
Non-PEO NEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,122,257	2,058,096	(364,875)
Non-PEO NEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		104,437	171,606	0
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(922,160)	767,101	(113,375)
Non-PEO NEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 0	$ 0	$ 0